STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of employee and nonemployee stock based compensation

For the three months ended March 31, 2017 and 2016, the Company recognized stock-based compensation expense as follows:

	Three Months Ended March 31,
(Amounts in 000’s)	2017	2016
Employee compensation:
Restricted stock	$118	$246
Stock options	—	111
Warrants	60	85
Total employee stock-based compensation expense	$178	$442
Non-employee compensation:
Board restricted stock	44	26
Board stock options	12	12
Total non-employee stock-based compensation expense	$56	$38
Total stock-based compensation expense	$234	$480

The following table summarizes employee and nonemployee stock based compensation for the years ended December 31, 2016 and 2015:

	Year Ending December 31,
Amounts in (000's)	2016	2015
Employee compensation:
Stock options	$112	$42
Warrants	278	196
Restricted stock	628	431
Total employee stock-based compensation expense	$1,018	$669
Non-employee compensation:
Stock options	$50	$49
Warrants	—	—
Restricted stock	65	224
Total non-employee stock-based compensation expense	$115	$273
Total stock-based compensation expense	$1,133	$942

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The assumptions used in calculating the fair value of employee common stock options and warrants granted during the three months ended March 31, 2017 and March 31, 2016, using the Black-Scholes-Merton option-pricing model, are set forth in the following table:

	Three Months Ended March 31,
	2017	*	2016
Dividend yield	—%		—%
Expected volatility	—%		41%
Risk-free interest rate	—%		1.43%
Expected term (in years)	n/a		5.0
* No issuances of common stock options or warrants during the current period.

Schedule of assumptions used in calculating fair value of warrants using the Black Sholes Merton option-pricing model
The assumptions used in calculating the fair value of employee stock options and warrants granted for the years ended December 31, 2016 and 2015, using the Black-Scholes-Merton option-pricing model, are set forth in the following table:

	Year Ending December 31,
	2016	2015
Dividend Yield	—%	4.8%
Expected Volatility	40.9%	38.6%
Risk-Free Interest Rate	1.43%	1.09%
Expected Term (in years)	5.0	3.9

Summary of the Company's stock option activity
The following table summarizes the Company’s common stock option activity for the three months ended March 31, 2017:

	Number of Shares (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000's)
Outstanding, December 31, 2016	355	$3.21	5.6	$—
Granted	—	$—
Forfeited	—	$—
Expired	(22)	$3.93
Outstanding, March 31, 2017	333	$3.17	4.8	$—
Vested, March 31, 2017	298	$3.08	4.5	$—

The following summarizes the Company's employee and non-employee stock option activity for the years ended December 31, 2016 and 2015:

	Number of Options (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding at December 31, 2014	935	$4.91
Granted	—	$—
Exercised	(13)	$2.35
Forfeited	(535)	$5.63
Expired	(120)	$4.10
Outstanding at December 31, 2015	267	$3.96	6.9	$2
Vested at December 31, 2015	184	$3.96	6.1	$2
Vested or Expected to Vest at December 31, 2015 (b)	264	$3.96	6.9	$2

Outstanding at December 31, 2015	267	$3.96
Granted	141	$2.07
Exercised	—	$—
Forfeited	(8)	$4.06
Expired	(45)	$3.86
Outstanding at December 31, 2016	355	$3.21	5.6	$—
Vested at December 31, 2016	320	$3.14	5.3	$—
Vested or Expected to Vest at December 31, 2016 (b)	355	$3.21	5.6	$—

(a) Represents the aggregate gain on exercise for vested in-the-money options as of December 31, 2016.
(b) Includes forfeiture adjusted unvested shares.

Schedule of exercise price range
The following table summarizes the common stock warrants outstanding and exercisable as of March 31, 2017:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number of Shares (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested at March 31, 2017	Weighted Average Exercise Price
$0 - $1.99	218	0.6	$1.82	218	$1.82
$2.00 - $2.99	335	1.3	$2.58	335	$2.58
$3.00 - $3.99	500	2.5	$3.59	500	$3.59
$4.00 - $4.99	811	6.4	$4.39	528	$4.23
$5.00 - $5.90	23	6.1	$5.90	23	$5.90
Total	1,887	3.8	$3.58	1,604	$3.44
The following table summarizes the common stock options outstanding and exercisable as of March 31, 2017:

	Stock Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested, March 31, 2017	Weighted Average Exercise Price
$1.31 - $3.99	268	4.4	$2.93	233	$2.79
$4.00 - $4.30	65	6.4	$4.12	65	$4.12
Total	333	4.8	$3.17	298	$3.08

The following summary information reflects stock options outstanding, vested and related details as of December 31, 2016:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$1.31 - $3.99	290	5.3	$3.01	255	$2.89
$4.00 - $4.30	65	6.7	$4.12	65	$4.12
Total	355	5.6	$3.21	320	$3.14

Schedule of common stock warrant activity
The following table summarizes the Company’s common stock warrant activity for the three months ended March 31, 2017:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000's)
Outstanding, December 31, 2016	1,887	$3.58	4.1	$11
Granted	—	$—
Forfeited	—	$—
Expired	—	$—
Outstanding, March 31, 2017	1,887	$3.58	3.8	$6
Vested, March 31, 2017	1,604	$3.44	3.1	$6

Summary of the Company's restricted stock activity
The following table summarizes the Company’s restricted stock activity for the three months ended March 31, 2017:

	Number of Shares (000's)	Weighted Avg. Grant Date Fair Value
Unvested, December 31, 2016	404	$2.84
Granted	—	$—
Vested	(37)	$2.14
Forfeited	(3)	$2.49
Unvested, March 31, 2017	364	$2.91

The following summarizes the Company's restricted stock activity for the year ended December 31, 2016 and 2015:

	Number of Shares (000's)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2014	504	$3.68
Granted	204	$4.05
Vested	(393)	$3.51
Forfeited	(21)	$3.20
Unvested at December 31, 2015	294	$4.19
Granted	305	$1.93
Vested	(183)	$3.52
Forfeited	(12)	$2.49
Unvested at December 31, 2016	404	$2.84

Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of exercise price range
The following summary information reflects warrants outstanding, vested and related details as of December 31, 2016:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$1.04 - $1.99	218	0.9	$1.82	218	$1.82
$2.00 - $2.99	335	1.5	$2.58	335	$2.58
$3.00 - $3.99	500	2.8	$3.59	500	$3.59
$4.00 - $4.99	811	6.7	$4.39	528	$4.42
$5.00 - $5.90	23	6.4	$5.90	23	$5.90
Total	1,887	4.1	$3.58	1,604	$3.44

Schedule of common stock warrant activity
The following summarizes the Company's employee and non-employee common stock warrant activity for the years ended December 31, 2016 and 2015:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding at December 31, 2014	2,716	$3.45
Granted	275	$4.25
Exercised	(519)	$3.43
Forfeited	(225)	$4.04
Expired	(196)	$3.91
Outstanding at December 31, 2015	2,051	$3.46	4.7	$305
Vested at December 31, 2015	1,576	$3.19	3.5	$305
Vested or Expected to Vest at December 31, 2015 (b)	1,998	$3.43	4.7	$305

Outstanding at December 31, 2015	2,051	$3.46
Granted	—	$—
Exercised	(109)	$1.04
Forfeited	—	$—
Expired	(55)	$4.08
Outstanding at December 31, 2016	1,887	$3.58	4.1	$11
Vested at December 31, 2016	1,604	$3.44	3.3	$11
Vested or Expected to Vest at December 31, 2016 (b)	1,867	$3.57	4.0	$11
(a) Represents the aggregate gain on exercise for vested in-the-money warrants as of December 31, 2016.
(b) Includes forfeiture adjusted unvested shares.